Lease - Schedule of Operating Lease Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operating lease expenses:
Amortization of leased assets	$ 58,008	$ 39,893
Interest of lease liabilities	2,489	3,585
Total operating lease expenses	$ 60,497	$ 43,478